Other financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Other financial liabilities
Repurchase agreements	$ 25,059	$ 41,257
Interbank placements	4,537	4,893
Accrued interest payable	4,138	1,738
Securities purchased not delivered	3,477	1,880
Trade creditors and other accrued expenses	2,191	1,045
Settlement and clearing balances	832	729
Securities sold short	3,496	3,345
Other	1,140	1,473
Total other financial liabilities	44,870	56,360
Trail commissions payable to mortgage brokers	1,259
Parent Entity
Other financial liabilities
Repurchase agreements	20,315	37,764
Interbank placements	4,533	4,888
Accrued interest payable	3,337	1,474
Securities purchased not delivered	3,477	1,880
Trade creditors and other accrued expenses	1,723	893
Settlement and clearing balances	805	718
Securities sold short	3,496	3,345
Other	1,094	1,390
Total other financial liabilities	38,780	$ 52,352
Trail commissions payable to mortgage brokers	$ 956